Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements Of Comprehensive Loss
Net loss	$ (1,084)	$ (3,182)	$ (1,740)	$ (5,756)	$ (13,769)	$ (7,434)
Other comprehensive income:
Foreign currency translation adjustment loss			11	(14)	(13)	(51)
Total comprehensive loss	$ (1,084)	$ (3,182)	$ (1,729)	$ (5,770)	$ (13,782)	$ (7,485)